Decommissioning and other provisions - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 19,453	$ 20,000
Between 1 and 5 years
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	4,766
Between 6 to 10 years
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	5,102
11 years and later
Disclosures Of Decommissioning And Other Provisions [Line Items]
Amount of provisions expected to be utilized	$ 9,585